Business combinations (Detail Textuals) $ in Thousands, $ in Millions			12 Months Ended
	Dec. 31, 2020 CAD ($)	Jan. 01, 2020 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 17, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Restricted cash				$ 3
Short term contingent consideration payable				293
Long term contingent consideration payable				40
Other income			$ 346	1,828
Marley Drug Inc [Member]
Disclosure of detailed information about business combination [line items]
Voting interest acquired, percentage							100.00%
Upfront payment							$ 7,781
Upfront payment held back							1,374
Holdback payable							504
Restricted cash				3			$ 20
Transaction costs related to acquisition					$ 421
Revenue contribution	$ 340
Net loss before income taxes	$ 7
Increase in revenue		$ 9,800
Increase in net income before tax		$ 1,200
Holdback Payment Withheld Amount				25
Legal Fees Incurred Cost During Holdback Payments				25
Other income			346	$ 1,803
Marley Drug Inc [Member] | Discount rate, measurement input [member]
Disclosure of detailed information about business combination [line items]
Business combination continget consideration discount rate	12.00%			12.00%	12.00%
Marley Drug Inc [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Short term contingent consideration payable	$ 1,922		0	$ 293	$ 1,922
Long term contingent consideration payable	$ 51		$ 0	$ 40	$ 51
Marley Drug Inc [Member] | Business Combination Contingent Consideration One [Member]
Disclosure of detailed information about business combination [line items]
Revenue target to be achieved for the payment of contingent consideration						$ 1.7
Marley Drug Inc [Member] | Business Combination Contingent Consideration Two [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration term					2 years	2 years